Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2016	Mar. 31, 2016
Current assets
Cash and cash equivalents	$ 108,658	$ 106,140
Accounts receivable, net	30,708	33,738
Prepaid expenses and other current assets	5,976	7,362
Total current assets	145,342	147,240
Property and equipment, net	28,971	24,806
Other assets	2,547	3,081
Total assets	176,860	175,127
Current liabilities
Accounts payable	6,234	2,891
Accrued expenses and other current liabilities	15,067	15,110
Deferred revenue	60,433	60,889
Current portion of long-term debt	3,966	4,910
Total current liabilities	85,700	83,800
Deferred revenue, net of current portion	9,443	9,151
Long-term debt	1,296	1,981
Other non-current liabilities	2,047	2,121
Total liabilities	98,486	97,053
Contingencies (Note 14)
Shareholders' equity
Ordinary shares, $0.012 par value, 300,000,000 shares authorized; 54,476,620 and 54,216,738 shares issued and outstanding at June 30, 2016 and March 31, 2016, respectively	654	651
Additional paid-in capital	172,553	169,037
Accumulated deficit	(88,332)	(88,576)
Accumulated other comprehensive loss	(6,501)	(3,038)
Total shareholders' equity	78,374	78,074
Total liabilities and shareholders' equity	$ 176,860	$ 175,127